Investment Securities - Schedule of Amortized Cost and Fair Values of Investment Securities, with Gross Unrealized Gains and Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities available for sale, Amortized Cost	$ 1,963,046	$ 1,706,916
Securities available for sale, Gross Unrealized Gains	13,867	40,134
Securities available for sale, Gross Unrealized Losses	(40,116)	(2,046)
Securities available for sale, Estimated Fair Value	1,936,797	1,745,004
Securities held to maturity, Amortized Cost	154,109	205,062
Securities held to maturity, Gross Unrealized Gains	2,205	6,702
Securities held to maturity, Gross Unrealized Losses	(3,748)	(266)
Securities held to maturity, Estimated Fair Value	152,566	211,498
U.S. Government-Sponsored Enterprise Obligations [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities available for sale, Amortized Cost	406,092	281,746
Securities available for sale, Gross Unrealized Gains	1,382	4,364
Securities available for sale, Gross Unrealized Losses	(11,913)	(386)
Securities available for sale, Estimated Fair Value	395,561	285,724
Securities held to maturity, Amortized Cost	34,478	69,949
Securities held to maturity, Gross Unrealized Gains	484	1,244
Securities held to maturity, Gross Unrealized Losses
Securities held to maturity, Estimated Fair Value	34,962	71,193
Obligations of State and Political Obligations [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities available for sale, Amortized Cost	105,300	120,680
Securities available for sale, Gross Unrealized Gains	2,435	6,573
Securities available for sale, Gross Unrealized Losses	(256)	(178)
Securities available for sale, Estimated Fair Value	107,479	127,075
Securities held to maturity, Amortized Cost	84,290	88,909
Securities held to maturity, Gross Unrealized Gains	1,463	4,730
Securities held to maturity, Gross Unrealized Losses	(1,624)	(113)
Securities held to maturity, Estimated Fair Value	84,129	93,526
Mortgage-Backed Securities [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities available for sale, Amortized Cost	1,450,194	1,303,030
Securities available for sale, Gross Unrealized Gains	10,031	29,108
Securities available for sale, Gross Unrealized Losses	(27,947)	(1,482)
Securities available for sale, Estimated Fair Value	1,432,278	1,330,656
Securities held to maturity, Amortized Cost	35,341	46,204
Securities held to maturity, Gross Unrealized Gains	258	728
Securities held to maturity, Gross Unrealized Losses	(2,124)	(153)
Securities held to maturity, Estimated Fair Value	33,475	46,779
Other Securities [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities available for sale, Amortized Cost	1,460	1,460
Securities available for sale, Gross Unrealized Gains	19	89
Securities available for sale, Gross Unrealized Losses
Securities available for sale, Estimated Fair Value	$ 1,479	$ 1,549